Document and Entity Information	0 Months Ended
Oct. 01, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 01, 2014
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Oct. 01, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	Mar. 01, 2014
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class A
Risk/Return:
Trading Symbol	ITBAX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class B
Risk/Return:
Trading Symbol	ITBBX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class C
Risk/Return:
Trading Symbol	HABCX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class Y
Risk/Return:
Trading Symbol	HABYX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class I
Risk/Return:
Trading Symbol	ITBIX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R3
Risk/Return:
Trading Symbol	ITBRX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R4
Risk/Return:
Trading Symbol	ITBUX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R5
Risk/Return:
Trading Symbol	ITBTX